DEBT - Assets Pledged and Weighted Average Interest Rate Additional Information (Details) $ in Thousands	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel
Debt Instrument [Line Items]
Number of vessels serving as security | vessel	67	67
Vessels and equipment, net	$ 2,267,686	$ 2,340,753
Weighted average interest rate	2.31%	2.26%
Collateral Pledged [Member]
Debt Instrument [Line Items]
Vessels and equipment, net	$ 2,267,700	$ 2,339,900